FT Vest U.S. Equity Deep Buffer ETF - March Average Annual Total Returns		12 Months Ended	24 Months Ended	45 Months Ended		48 Months Ended		51 Months Ended		53 Months Ended	54 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	62 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.99%	11.28%	13.06%	13.61%	13.81%	14.99%	16.04%	16.20%	16.96%	18.64%	14.15%	14.53%	14.97%	15.24%
FT Vest U.S. Equity Deep Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Percent		12.82%			6.96%
Performance Inception Date	Mar. 19, 2021
FT Vest U.S. Equity Deep Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.82%			6.96%
FT Vest U.S. Equity Deep Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.59%			5.42%